Share-based payment arrangements - ESAP (Details) - ESAP SFr / shares in Units, $ / shares in Units, shares in Millions, SFr in Millions, $ in Millions	1 Months Ended		12 Months Ended
	Oct. 31, 2022 $ / shares	Oct. 31, 2022 SFr / shares	Dec. 31, 2022 CHF (SFr) Item $ / shares SFr / shares shares	Dec. 31, 2022 CHF (SFr) SFr / shares Item shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2021 SFr / shares	Dec. 31, 2020 $ / shares	Dec. 31, 2020 SFr / shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Length of each savings period under the employee share acquisition plan (ESAP)			12 months	12 months
Number of ABB Ltd shares representing each ADS in the United States | Item			1	1
Contractual term			1 year	1 year
Time period of interest rate used as the basis for the risk-free rate			1 year	1 year
Expected volatility (as a percent)			25.00%	25.00%	20.00%		24.00%	24.00%
Dividend yield (as a percent)			3.00%	3.00%	2.90%		3.80%	3.80%
Expected term			1 year	1 year	1 year		1 year	1 year
Risk-free interest rate (as a percent)			1.10%	1.10%	(0.60%)		(0.70%)	(0.70%)
Summary of the activity related to share-based compensation arrangement
Number of shares outstanding at beginning | shares			1.8	1.8
Number of shares Granted | shares			1.8	1.8
Number of shares Forfeited | shares			(0.2)	(0.2)
Number of options Exercised | shares			(0.1)	(0.1)
Number of shares not exercised (savings returned plus interest) | shares			(1.5)	(1.5)
Number of shares outstanding at end | shares			1.8	1.8	1.8
Number of shares vested and expected to vest | shares			1.8	1.8
Number of shares exercisable, vested and expected to vest | shares			0.0	0.0
Weighted-average exercise price, Outstanding at beginning of period (in Swiss francs per share) | SFr / shares				SFr 30.32
Weighted-average exercise price, Granted (in Swiss francs per share) | (per share)	$ 32.10	SFr 29.16	$ 28.09	27.99	$ 33.35	SFr 30.32	$ 24.93	SFr 22.87
Weighted-average exercise price, Forfeited (in Swiss francs per share) | SFr / shares				30.28
Weighted-average exercise price, Exercised (in Swiss francs per share) | SFr / shares				SFr 29.16
Weighted-average exercise price, Not exercised (savings returned plus interest) (in Swiss francs per share) | SFr / shares				29.16
Weighted-average exercise price, Outstanding at end of period (in Swiss francs per share) | SFr / shares				SFr 27.99		30.32
Weighted-average exercise price, Vested and expected to vest (in Swiss francs per share) | SFr / shares			$ 27.99	27.99
Weighted-average exercise price, Vested and expected to vest, Exercisable (in Swiss francs per share) | SFr / shares			$ 0	SFr 0
Weighted-average remaining contractual term, Outstanding			9 months 18 days	9 months 18 days
Weighted-average remaining contractual term, Vested and expected to vest			9 months 18 days	9 months 18 days
Options outstanding, Intrinsic value | SFr			$ 0.1	SFr 0.1
Vested and expected to vest, Aggregate intrinsic value | SFr			0.1	0.1
Vested and expected to vest, Exercisable, Aggregate intrinsic value | SFr			$ 0.0	SFr 0.0
Aggregate intrinsic value of instruments exercised | $					$ 14
Weighted-average grant-date fair value (per option) | SFr / shares				SFr 2.47		SFr 1.96		SFr 1.67
Spinoff [Member]
Summary of the activity related to share-based compensation arrangement
Weighted-average exercise price, Granted (in Swiss francs per share) | (per share)	$ 32.10	SFr 29.16